Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving loan facility	$ 123,660	$ 128,285
Other debt	1,250	0
Long-term debt	151,455	128,285
Less: current portion of long-term debt	3,433	0
Due to Affiliate	20,000	0
Long- term debt	$ 128,022	$ 128,285